Commitments Contingencies and Concentration Risk - Contingencies (Details) - USD ($)	Nov. 21, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Unpaid commitment		$ 103,833	$ 410,233
Price per share		$ 12.11
VSee Lab, Inc
Contingent liabilities for a legal settlement related to compensation disputes by a former employee			0	$ 90,000
Unpaid commitment			$ 410,233	$ 714,555
Common stock shares agreed to sell	300,000
Price per share	$ 2
Original issue discount	$ 66,667
Principal amount	$ 600,000